Note 8 Stock Based Compensation - (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Range of Exercise Prices (Lower)	$ 0.25
Range of Exercise Prices (Upper)	$ 1.75
Number Outstanding Currently Exercisable	7,714,850
Weighted Average Remaining Contractural Life (Years)	2 years 8 months 5 days
Weighted Average Exercise Price of Options and Warrants Current Exercisable	$ 1.15